UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2012

Date of reporting period:	8/31/2012

Item 1. Schedule of Investments

Prudential Jennison Utility Fund

Schedule of Investments

as of August 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 99.1%
Diversified Telecommunication Services — 1.2%
6,749,244	Frontier Communications Corp.(a)	$ 31,181,507
1,706,000	Maxcom Telecomunicaciones SAB de CV (Mexico), ADR*(a)	2,303,100

		33,484,607

Electric Utilities — 34.5%
1,125,999	American Electric Power Co., Inc.	48,406,697
1,245,110	Cia Energetica de Minas Gerais (Brazil), ADR	21,166,870
912,223	Duke Energy Corp.	59,093,806
1,766,182	Edison International	77,341,110
1,345,261	Exelon Corp.	49,061,669
1,168,171	FirstEnergy Corp.	51,049,073
3,007,208	Great Plains Energy, Inc.	64,113,675
958,883	ITC Holdings Corp.	69,020,398
752,160	NextEra Energy, Inc.	50,627,890
1,244,079	Northeast Utilities	46,864,456
2,638,285	NV Energy, Inc.	46,275,519
954,967	OGE Energy Corp.	51,615,966
836,901	Pinnacle West Capital Corp.	42,991,604
1,929,180	PPL Corp.	56,582,849
1,968,792	SSE PLC (United Kingdom)	42,765,846
973,493	UIL Holdings Corp.	34,247,484
966,580	UNS Energy Corp.	38,721,195
1,352,804	Westar Energy, Inc.	39,393,652
2,429,046	Xcel Energy, Inc.	67,746,093

		957,085,852

Gas Utilities — 3.5%
2,180,570	ONEOK, Inc.	97,100,782

Independent Power Producers & Energy Traders — 8.0%
3,036,091	AES Corp. (The)*	34,581,076
4,683,235	Calpine Corp.*	82,190,774
6,303,216	China Hydroelectric Corp. (China), ADR*	6,933,538
7,695,639	GenOn Energy, Inc.*	19,469,967
4,728,684	MPX Energia SA (Brazil) , 144A*(b)	28,792,814
2,324,838	NRG Energy, Inc.	49,612,043

		221,580,212

Internet Software & Services — 1.6%
724,838	Rackspace Hosting, Inc.*(a)	43,475,783

Media — 4.6%
781,209	Charter Communications, Inc. (Class A Stock)*	60,778,060
2,036,320	Comcast Corp. (Class A Stock)	68,277,810

		129,055,870

Multi-Utilities — 17.1%
1,042,392	Alliant Energy Corp.	45,948,639
3,124,539	CenterPoint Energy, Inc.	63,709,350
2,935,394	CMS Energy Corp.	67,719,540
1,156,008	Dominion Resources, Inc.	60,667,300
1,114,809	National Grid PLC (United Kingdom), ADR(a)	60,723,646
2,641,013	NiSource, Inc.	64,282,257
633,866	PG&E Corp.	27,516,123
834,888	Sempra Energy	55,269,586
721,793	Wisconsin Energy Corp.	27,399,262

		473,235,703

Oil, Gas & Consumable Fuels — 19.1%
1,161,969	Cameco Corp.	25,400,642
4,629,032	Cheniere Energy, Inc.*	68,324,512
622,628	CONSOL Energy, Inc.	18,803,366
852,402	Enbridge, Inc. (Canada)	33,559,951
1,136,727	Energy Transfer Equity LP	49,959,152
385,149	Golar LNG Ltd.(a)	15,067,029
1,730,996	Kinder Morgan, Inc.	61,917,727
599,380	MarkWest Energy Partners LP	31,827,078
1,727,403	Targa Resources Corp.	78,199,534
746,280	TransCanada Corp. (Canada)	33,613,829
3,516,089	Williams Cos., Inc. (The)	113,464,192

		530,137,012

Real Estate Investment Trusts — 2.9%
513,182	American Tower Corp.	36,128,013
602,501	Digital Realty Trust, Inc.(a)	44,892,349

		81,020,362

Road & Rail — 1.6%
356,755	Union Pacific Corp.	43,324,327

Transportation Infrastructure — 1.4%
198,764	CCR SA (Brazil)	1,782,110
4,156,400	CCR SA (Brazil) , 144A(b)	37,266,111

		39,048,221

Wireless Telecommunication Services — 3.6%
831,036	Crown Castle International Corp.*	52,737,545
712,752	NII Holdings, Inc.*(a)	4,447,572

731,942	SBA Communications Corp. (Class A Stock)*(a)	43,755,493

		100,940,610

	TOTAL LONG-TERM INVESTMENTS (cost $2,194,381,679)	2,749,489,341

SHORT-TERM INVESTMENT — 4.9%
Affiliated Money Market Mutual Fund
135,760,142	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $135,760,142; includes $122,717,387 of cash collateral received for securities on loan)(c)(d)	135,760,142

	TOTAL INVESTMENTS — 104.0% (cost $2,330,141,821)(e)	2,885,249,483
	LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0%)	(111,399,155)

	NET ASSETS — 100.0%	$2,773,850,328

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $118,920,085; cash collateral of $122,717,387 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,274,569,276	$752,594,117	$(141,913,910)	$610,680,207

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in partnerships as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,749,489,341	$—	$—
Affiliated Money Market Mutual Fund	135,760,142	—	—

Total	$2,885,249,483	$—	$—

Fair value of Level 2 investments at November 30, 2011 was $129,357,454, which was a result of valuing investments using third party vendor modeling tools. An amount of $54,554,101 was transferred from Level 2 into Level 1 at August 31, 2012 as a result of using quoted prices for such foreign securities.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Prudential Jennison Health Sciences Fund

Schedule of Investments

as of August 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 93.4%
COMMON STOCKS — 92.6%
Biotechnology — 44.3%
478,359	Achillion Pharmaceuticals, Inc.*(a)	$ 3,362,864
298,673	Aegerion Pharmaceuticals, Inc.*(a)	4,157,528
947,766	Alexion Pharmaceuticals, Inc.*	101,609,993
4,046,585	Amarin Corp. PLC (Ireland), ADR*(a)	55,397,749
1,890,252	Ariad Pharmaceuticals, Inc.*(a)	38,863,581
146,620	Biogen Idec, Inc.*	21,493,026
1,642,741	BioMarin Pharmaceutical, Inc.*(a)	61,339,949
2,066,236	Celldex Therapeutics, Inc.*(a)	11,653,571
233,461	ChemoCentryx, Inc.*(a)	2,451,340
700,000	ChemoCentryx, Inc., Private Placement (original cost $4,900,000; purchased 06/13/06)*(b)(c)	7,350,000
308,909	Cytori Therapeutics, Inc.*(a)	973,063
2,295,556	Dynavax Technologies Corp.*(a)	8,975,624
277,000	Hyperion Therapeutics, Inc.*	2,858,640
655,352	Idenix Pharmaceuticals, Inc.*(a)	3,702,739
1,350,760	Incyte Corp. Ltd.*(a)	27,028,708
514,077	Medivation, Inc.*(a)	53,906,114
349,470	Merrimack Pharmaceuticals, Inc.*(a)	2,781,781
960,512	Merrimack Pharmaceuticals, Inc., Private Placement (original cost $4,322,304; purchased 03/24/06)*(b)(c)	7,592,580
1,183,047	Neurocrine Biosciences, Inc.*	8,730,887
368,004	Onyx Pharmaceuticals, Inc.*(a)	26,466,848
535,165	Puma Biotechnology, Inc.*	7,492,310
465,742	QLT, Inc.*	3,525,667
72,203	Regeneron Pharmaceuticals, Inc.*(a)	10,689,654
506,740	Rigel Pharmaceuticals, Inc.*	4,722,817
269,050	Synageva BioPharma Corp.*(a)	13,441,738
597,605	Targacept, Inc.*	2,689,222
237,800	Verastem, Inc.*(a)	2,049,836
1,350,600	Vertex Pharmaceuticals, Inc.*(a)	72,027,498

		567,335,327

Healthcare Equipment & Supplies — 3.6%
3,901,082	Biosensors International Group Ltd. (Singapore)*	3,867,970
723,300	Derma Sciences, Inc.*(a)	6,856,884
917,586	GenMark Diagnostics, Inc.*	6,909,422
39,373	HeartWare International, Inc.*(a)	3,526,640
988,298	Hologic, Inc.*	19,400,290
261,822	Novadaq Technologies, Inc.*	2,081,485
202,999	Tornier NV*(a)	3,637,742

		46,280,433

Healthcare Providers & Services — 19.0%
531,869	Acadia Healthcare Co., Inc.*(a)	10,201,247
188,057	Aetna, Inc.	7,223,269
428,847	AMERIGROUP Corp.*(a)	38,990,769
63,366	Catamaran Corp.*	5,522,347
841,025	Centene Corp.*	34,154,025
242,979	CIGNA Corp.	11,121,149
469,613	Express Scripts Holding Co.*	29,407,166
937,925	HCA Holdings, Inc.	26,777,759
318,035	HealthSouth Corp.*	7,283,002
1,258,224	OdontoPrev SA (Brazil)	6,787,306
421,512	PSS World Medical, Inc.*	9,100,444
42,700	Sinopharm Group Co., Ltd. (China) (Class H Stock), 144A	136,559
793,082	UnitedHealth Group, Inc.	43,064,353
329,100	Universal Health Services, Inc. (Class B Stock)	13,147,545

		242,916,940

Life Sciences Tools & Services — 1.7%
669,117	Fluidigm Corp.*(a)	10,464,990
186,437	Illumina, Inc.*(a)	7,845,269
220,686	WuXi PharmaTech Cayman, Inc. (China), ADR*	3,186,706

		21,496,965

Pharmaceuticals — 24.0%
177,598	Allergan, Inc.	15,296,516
687,683	Auxilium Pharmaceuticals, Inc.*	16,023,014
885,597	Bristol-Myers Squibb Co.	29,233,557
726,966	CFR Pharmaceuticals SA (Chile), ADR, 144A*(b)	17,860,101
23,886,208	CFR Pharmaceuticals SA (Chile)(b)	5,868,725
1,814,010	Corcept Therapeutics, Inc.*(a)	5,242,489
1,698,637	Elan Corp. PLC (Ireland), ADR*	19,296,516
1,159,966	Hikma Pharmaceuticals PLC (United Kingdom)	13,445,571
1,268,003	Impax Laboratories, Inc.*	30,013,631
1,336,081	MAP Pharmaceuticals, Inc.*(a)	17,956,929
426,316	Medicines Co. (The)*	10,952,058
789,481	Mylan, Inc.*	18,608,067
112,826	Novo Nordisk A/S (Denmark), ADR(a)	17,726,093
573,344	Pacira Pharmaceuticals, Inc.*(a)	10,411,927
2,126,549	Pfizer, Inc.	50,739,459
196,076	Sagent Pharmaceuticals, Inc.*(a)	2,835,259
176,615	Shire PLC (Ireland), ADR	15,990,722
12,460,098	Sino Biopharmaceutical (Hong Kong)	4,876,536
433,254	XenoPort, Inc.*	4,037,927

		306,415,097

	TOTAL COMMON STOCKS (cost $800,087,983)	1,184,444,762

PREFERRED STOCKS — 0.7%
Healthcare Equipment & Supplies — 0.2%
4,084,064	IntelliRad Control, Series A (original cost $2,400,000; purchased 08/31/12)*(b)(c)	2,400,000

Pharmaceuticals — 0.5%
2,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B (original cost $4,004,000; purchased 08/11/08)*(b)(c)	4,498,928
1,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B-1 (original cost $2,184,000; purchased 02/08/11 - 07/27/11)*(b)(c)	2,453,960

		6,952,888

	TOTAL PREFERRED STOCKS (cost $8,588,000)	9,352,888

Units
WARRANTS(d)
Biotechnology
222,500	Cytori Therapeutics, Inc., expiring 08/11/13, Private Placement (original cost $0; purchased 08/11/08)*(b)(c)	67
77,140	OncoGenex Pharmaceutical, Inc., expiring 10/19/15, Private Placement (original cost $0; purchased 10/19/10)*(b)(c)	17,117
2,075,000	Titan Pharmaceuticals, Inc. expiring 12/21/12, Private Placement (original cost $0; purchased 12/21/07)*(b)(c)	0

		17,184

Healthcare Equipment & Supplies
342,500	Derma Sciences, Inc., expiring 06/23/16, Private Placement (original cost $47,950; purchased 06/17/11)*(b)(c)	283,967
226,804	EnteroMedics, Inc., expiring 02/20/13, Private Placement (original cost $170,103; purchased 02/20/09)*(b)(c)	23
787,690	Sanuwave Health, Inc., expiring 04/08/16, Private Placement (original cost $0; purchased 04/08/11)*(b)(c)	1,654

		285,644

Pharmaceuticals
357,600	ARYx Therapeutics, Inc., expiring 11/13/13, Private Placement (original cost $44,700; purchased 11/13/08)*(b)(c)	0

	TOTAL WARRANTS (cost $262,753)	302,828

Principal Amount (000)
CONVERTIBLE BOND — 0.1%
1,000	Eagle Pharmaceuticals, Inc., 5.330%, 08/02/13 (original cost $888,543; purchased 08/02/12)*(b)(c)	897,999

	TOTAL LONG-TERM INVESTMENTS (cost $809,827,279)	1,194,998,477

Shares
SHORT-TERM INVESTMENT — 26.5%
Affiliated Money Market Mutual Fund
339,506,070	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $339,506,070; includes $260,928,241 of cash collateral received for securities on loan)(e)(f)	339,506,070

	TOTAL INVESTMENTS — 119.9% (cost $1,149,333,349)(g)	1,534,504,547
	LIABILITIES IN EXCESS OF OTHER ASSETS — (19.9%)	(255,081,842)

	NET ASSETS — 100.0%	$1,279,422,705

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $258,882,020; cash collateral of $260,928,241 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security, the aggregate original cost of such securities is $18,961,600. The aggregate value of $25,496,295 is approximately 2.0% of net assets.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2012.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,150,282,528	$397,809,858	$(13,587,839)	$384,222,019

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,167,971,117	$8,881,065	$7,592,580
Preferred Stocks	—	—	9,352,888
Warrants	—	—	302,828
Convertible Corporate Bond	—	—	897,999
Affiliated Money Market Mutual Fund	339,506,070	—	—

Total	$1,507,477,187	$8,881,065	$18,146,295

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants	Convertible Corporate Bond
Balance as of 11/30/11	$9,213,537	$15,241,000	$1,536,471	$—
Realized gain (loss)	—	1,312,579	3,440,725	—
Change in unrealized appreciation (depreciation)*	590,945	(387,913)	(1,190,023)	9,456
Purchases	—	2,400,000	—	888,543
Sales	—	(9,212,778)	(3,484,345)	—
Accrued discount/premium	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(2,211,902)	—	—

Balance as of 08/31/12	$7,592,580	$9,352,888	$302,828	$897,999

*	Of which, $658,145 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there was one Common Stock Security transferred out of Level 3 as a result of being valued at its last sale price on an exchange.

Fair value of Level 2 investments at November 30, 2011 was $27,125,621, which was a result of valuing investments using third party vendor modeling tools. An amount of $27,021,433 was transferred from Level 2 into Level 1 at August 31, 2012 as a result of using quoted prices for such foreign securities.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Included in the table above, under Level 3 securities, are common and preferred stocks and one convertible bond, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. These securities were private placement and therefore, the prices were a significant unobservable input. For certain warrants received in a private placement offering, they are fair valued using the Black Scholes method with adjustment for volatility factor which is deemed to be a significant unobservable input.

Prudential Financial Services Fund

Schedule of Investments

as of August 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Capital Markets — 19.8%
467,066	Aberdeen Asset Management PLC (United Kingdom)	$ 2,066,933
380,657	EFG International AG (Switzerland)	2,890,713
432,174	GAM Holding AG (Switzerland)*	5,115,289
689,287	Investec PLC (United Kingdom)	4,175,260
186,455	Julius Baer Group Ltd. (Switzerland)	6,126,630
215,207	Macquarie Group Ltd. (Australia)	6,012,980
301,600	Matsui Securities Co. Ltd. (Japan)	1,861,474
198,800	SEI Investments Co.	4,323,900
623,325	UBS AG (Switzerland)	6,972,987

		39,546,166

Commercial Banks — 48.6%
805,300	Banco Santander Brasil SA (Brazil), ADR	6,104,174
222,100	BancorpSouth, Inc.(a)	3,273,754
686,700	Bangkok Bank PCL (Thailand)	4,234,862
59,735	BankNordik P/F (Faroe Islands)*	670,540
9,868	Banque Cantonale Vaudoise (Switzerland)	5,235,301
1,252,417	Barclays PLC (United Kingdom)	3,644,216
191,200	BB&T Corp.	6,030,448
979	BNP Paribas SA (France)	42,550
104,500	Canadian Imperial Bank of Commerce (Canada)	8,081,192
35,468	Citizens & Northern Corp.	679,567
86,520	Citizens Republic Bancorp, Inc.*	1,771,064
162,750	DGB Financial Group, Inc. (South Korea)	1,887,827
773,878	DNB ASA (Norway)	8,893,384
16,651	Gronlandsbanken (Denmark)	1,138,333
887,778	Karnataka Bank Ltd. (India)	1,322,171
1,509,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	6,897,938
114,400	National Bank of Canada (Canada)	8,589,139
1,188,900	Regions Financial Corp.	8,274,744
383,742	Spar Nord Bank A/S (Denmark)*	1,561,099
405,239	Standard Chartered PLC (United Kingdom)	8,953,763
3,261,612	Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	3,729,197
178,000	Wells Fargo & Co.	6,057,340

		97,072,603

Diversified Financial Services — 5.5%
142,800	Citigroup, Inc.	4,242,588
76,200	IBJ Leasing Co. Ltd. (Japan)	1,904,615
131,960	JPMorgan Chase & Co.	4,900,995

		11,048,198

Insurance — 20.8%
86,767	Ageas (Belgium)	1,931,696
263,892	AXA SA (France)	3,820,433
69,700	Berkshire Hathaway, Inc. (Class B Stock)*	5,878,498
193,276	Delta Lloyd NV (Netherlands)	2,663,185
708,644	Discovery Holdings Ltd. (South Africa)	4,864,285
275,032	FBD Holdings PLC (Ireland)	3,099,576
257,100	Hartford Financial Services Group, Inc. (The)	4,609,803
141,865	National Financial Partners Corp.*(a)	2,091,090
870,041	Storebrand ASA (Norway)*(a)	3,673,618
124,500	Unum Group	2,428,995
282,400	XL Group PLC (Ireland)	6,529,088

		41,590,267

IT Services — 1.1%
178,800	Higher One Holdings, Inc.*(a)	2,204,604

Thrifts & Mortgage Finance — 3.2%
121,200	Home Capital Group, Inc. (Canada)	6,270,555

	TOTAL LONG-TERM INVESTMENTS (cost $177,912,618)	197,732,393

SHORT-TERM INVESTMENT — 5.0%
Affiliated Money Market Mutual Fund
9,979,044	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $9,979,044; includes $8,151,456 of cash collateral received for securities on loan)(b)(c)	9,979,044

	TOTAL INVESTMENTS — 104.0% (cost $187,891,662)(d)	207,711,437
	LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0%)	(7,930,456)

	NET ASSETS — 100.0%	$ 199,780,981

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,904,064; cash collateral of $8,151,456 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$188,514,072	$27,157,698	$(7,960,333)	$19,197,365

The difference between book basis and tax basis was attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities,

interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$6,012,980	$—
Belgium	1,931,696	—	—
Brazil	6,104,174	—	—
Canada	22,940,886	—	—
Denmark	2,699,432	—	—
Faroe Islands	670,540	—	—
France	3,862,983	—	—
India	—	1,322,171	—
Ireland	9,628,664	—	—
Japan	—	10,664,027	—
Netherlands	2,663,185	—	—
Norway	12,567,002	—	—
South Africa	4,864,285	—	—
South Korea	—	1,887,827	—
Switzerland	26,340,920	—	—
Thailand	—	4,234,862	—
Turkey	3,729,197	—	—
United Kingdom	18,840,172	—	—
United States	56,767,390	—	—
Affiliated Money Market Mutual Fund	9,979,044	—	—

Total	$183,589,570	$24,121,867	$—

Fair value of Level 2 investments at November 30, 2011 was $74,645,120, which was a result of valuing investments using third party vendor modeling tools. An amount of $46,501,337 was transferred from Level 2 into Level 1 at August 31, 2012 as a result of using quoted prices for such foreign securities.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2012 were as follows:

United States (Including 4.1% of collateral received for securities on loan)	33.4%
Switzerland	13.2
Canada	11.5
United Kingdom	9.4
Norway	6.3
Japan	5.3
Ireland	4.8
Brazil	3.1
Australia	3.0
South Africa	2.4
Thailand	2.1
Turkey	1.9
France	1.9
Denmark	1.4
Netherlands	1.3
Belgium	1.0
South Korea	1.0
India	0.7
Faroe Islands	0.3

104.0
Liabilities in excess of other assets	(4.0)

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following each Fund’s Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal term, tranche level attributes, yield curve, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date October 22, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 22, 2012

*	Print the name and title of each signing officer under his or her signature.